Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$243,866,757.13	0.6006570	$207,893,601.59	0.5120532	$35,973,155.54
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$904,196,757.13	0.6822427	$868,223,601.59	0.6550999	$35,973,155.54

Weighted Avg. Coupon (WAC)	3.29%		3.28%
Weighted Avg. Remaining Maturity (WARM)	48.47		47.53
Pool Receivables Balance	$943,277,692.52		$906,501,263.98
Remaining Number of Receivables	61,395		60,243

Adjusted Pool Balance	$924,226,957.51		$888,253,801.97

III. COLLECTIONS

Principal:
Principal Collections	$35,588,084.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$812,336.41
Total Principal Collections	$36,400,421.00

Interest:
Interest Collections	$2,543,968.04
Late Fees & Other Charges	$51,727.25
Interest on Repurchase Principal	$-
Total Interest Collections	$2,595,695.29

Collection Account Interest	$1,658.76
Reserve Account Interest	$160.87
Servicer Advances	$-

Total Collections	$38,997,935.92

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$38,997,935.92
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$38,997,935.92

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$786,064.74		$786,064.74	$786,064.74
Collection Account Interest					$1,658.76
Late Fees & Other Charges					$51,727.25
Total due to Servicer					$839,450.75

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$89,417.81		$89,417.81
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$564,630.81		$564,630.81	$564,630.81

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$37,434,856.36

9. Regular Principal Distribution Amount:					$35,973,155.54

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$35,973,155.54
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$35,973,155.54	$35,973,155.54
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$35,973,155.54	$35,973,155.54

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,461,700.82

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,050,735.01
Beginning Period Amount	$19,050,735.01
Current Period Amortization	$803,273.00
Ending Period Required Amount	$18,247,462.01
Ending Period Amount	$18,247,462.01
Next Distribution Date Amount	$17,461,830.52

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.17%	2.26%	2.26%

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.91%	59,589	98.64%	$894,134,818.40
30 - 60 Days	0.79%	476	1.02%	$9,210,370.04
61 - 90 Days	0.24%	146	0.30%	$2,707,769.89
91 + Days	0.05%	32	0.05%	$448,305.65
		60,243		$906,501,263.98
Total
Delinquent Receivables 61 + days past due	0.30%	178	0.35%	$3,156,075.54
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	128	0.24%	$2,224,595.86
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	153	0.29%	$2,850,706.44
Three-Month Average Delinquency Ratio	0.25%		0.29%

Repossession in Current Period		46		$889,710.14
Repossession Inventory		97		$584,214.70

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,188,343.95
Recoveries				$(812,336.41)
Net Charge-offs for Current Period				$376,007.54

Beginning Pool Balance for Current Period				$943,277,692.52

Net Loss Ratio				0.48%
Net Loss Ratio for 1st Preceding Collection Period				0.58%
Net Loss Ratio for 2nd Preceding Collection Period				0.04%
Three-Month Average Net Loss Ratio for Current Period				0.36%

Cumulative Net Losses for All Periods				$8,682,176.01
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$4,455,172.15
Number of Extensions				211